21. Unaudited & Restated Quarterly Financial Information (December 2014 note) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
	Quarters Ended
	Mar 31, 2014	Jun 30, 2014	Sep 30, 2014
	As Reported	As Restated	As Restated	Dec 31, 2014

Wholesale trading revenue, net	$27,021,725	$4,304,660	$1,414,252	$5,871,307
Retail electricity revenue	2,912,526	2,226,834	2,988,460	3,101,656

Total revenues	29,934,251	6,531,494	4,402,712	8,972,963

Operating income (loss)	12,312,038	3,566	(4,638,278)	(1,237,548)
Income (loss) before income taxes	11,856,791	(725,513)	(5,270,693)	(2,081,401)
Net income (loss)	11,856,791	(725,513)	(5,270,693)	(2,081,401)
Net income (loss) attributable to common	11,719,523	(862,781)	(5,407,961)	(2,218,669)
Comprehensive income (loss)	11,755,349	(590,223)	(4,872,127)	(3,067,455)

Restatement of quarterly information

The table below presents the effect of the adjustments related to the restatement of our previously reported financial statements at and for the periods ended June 30, 2014:

	As Restated	As Previously Reported	Dollar Change
At June 30, 2014
Consolidated balance sheet
Cash in trading accounts	$20,001,517	$17,539,656	$2,461,861
Total current assets	26,592,504	24,130,643	2,461,861
Total assets	31,149,568	28,687,707	2,461,861

Common equity	9,086,656	6,624,795	2,461,861
Total members' equity	12,565,893	10,104,032	2,461,861
Total liabilities and members' equity	31,149,568	28,687,707	2,461,861

Three Months Ended June 30, 2014
Consolidated statement of comprehensive income
Wholesale trading revenue, net	$4,304,660	$1,842,799	$2,461,861
Total revenues	6,531,494	4,069,633	2,461,861
Operating income (loss)	3,566	(2,458,295)	2,461,861
Income (loss) before income taxes	(725,513)	(3,187,374)	2,461,861
Net income (loss)	(725,513)	(3,187,374)	2,461,861
Net income (loss) attributable to common	(862,781)	(3,324,642)	2,461,861
Comprehensive income (loss)	(590,223)	(3,052,084)	2,461,861

Six Months Ended June 30, 2014
Consolidated statement of comprehensive income
Wholesale trading revenue, net	$31,326,385	$28,864,524	$2,461,861
Total revenues	36,452,933	33,991,072	2,461,861
Operating income	12,315,602	9,853,741	2,461,861
Income before income taxes	11,131,278	8,669,417	2,461,861
Net income	11,131,278	8,669,417	2,461,861
Net income attributable to common	10,856,742	8,394,881	2,461,861
Comprehensive income	11,165,126	8,703,265	2,461,861

Consolidated statement of cash flows
Net income	$11,131,278	$8,669,417	$2,461,861
Increase (decrease) in trading accounts and deposits	(4,644,695)	(7,106,556)	2,461,861

The table below presents the effect of the adjustments related to the restatement of our previously reported financial statements at and for the periods ended September 30, 2014:

	As Restated	As Previously Reported	Dollar Change
At September 30, 2014
Consolidated balance sheet
Cash in trading accounts	$19,838,518	$16,513,373	$3,325,145
Total current assets	25,837,344	22,512,199	3,325,145
Total assets	30,713,291	27,388,146	3,325,145

Common equity	3,125,045	(200,100)	3,325,145
Total members' equity	7,002,848	3,677,703	3,325,145
Total liabilities and members' equity	30,713,291	27,388,146	3,325,145

Three Months Ended September 30, 2014
Consolidated statement of comprehensive income
Wholesale trading revenue, net	$1,414,252	$550,968	$863,284
Total revenues	4,402,712	3,539,428	863,284
Operating income (loss)	(4,638,278)	(5,501,562)	863,284
Income (loss) before income taxes	(5,270,693)	(6,133,977)	863,284
Net income (loss)	(5,270,693)	(6,133,977)	863,284
Net income (loss) attributable to common	(5,407,961)	(6,271,245)	863,284
Comprehensive income (loss)	(4,872,127)	(5,735,411)	863,284

Nine Months Ended September 30, 2014
Consolidated statement of comprehensive income
Wholesale trading revenue, net	$32,740,637	$29,415,492	$3,325,145
Total revenues	40,855,645	37,530,500	3,325,145
Operating income	7,677,324	4,352,179	3,325,145
Income before income taxes	5,860,585	2,535,440	3,325,145
Net income	5,860,585	2,535,440	3,325,145
Net income attributable to common	5,448,781	2,123,636	3,325,145
Comprehensive income	6,292,999	2,967,854	3,325,145

Consolidated statement of cash flows
Net income	$5,860,585	$2,535,440	$3,325,145
Increase (decrease) in trading accounts and deposits	(2,434,389)	(5,759,534)	3,325,145